Document and Entity Information	Sep. 29, 2023
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2023
Registrant Name	Fidelity Securities Fund
Central Index Key	0000754510
Investment Company Type	N-1A
Amendment Flag	false